Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 14,549,906	$ 5,082,308
Trade and other receivables	18,448,882	4,819,092
Inventories	8,398,212	5,053,960
Other financial assets	1,627,150	2,194,651
Current tax assets	6,273,802	3,976,295
Other assets	2,333,091	1,664,036
Current assets subtotal	51,631,043	22,790,342
Assets held for sale	64,704	44,032
Total current assets	51,695,747	22,834,374
Non-current assets
Trade and other receivables	24,159,716	676,607
Other financial assets	1,307,584	877,008
Investment in associates and joint ventures	8,357,186	3,174,628
Property, plant, and equipment	90,076,526	66,508,338
Natural and environmental resources	35,909,844	31,934,159
Right-of-use assets	496,678	377,886
Intangible assets	15,508,516	555,043
Non-current tax assets	9,030,132	8,071,733
Goodwill	4,686,324	1,594,279
Other assets	1,198,363	1,090,114
Total non-current assets	190,730,869	114,859,795
Total assets	242,426,616	137,694,169
Current liabilities
Loans and borrowings	9,206,283	4,923,346
Trade and other payables	13,568,231	8,449,041
Provisions for employee benefits	2,296,253	2,022,137
Current tax liabilities	2,152,104	1,243,883
Accrued liabilities and provisions	1,590,118	1,221,109
Other liabilities	1,409,534	391,771
Current liabilities sub total	30,222,523	18,251,287
Liabilities related to non-current assets held for sale	26,208	31,156
Total current liabilities	30,248,731	18,282,443
Non-current liabilities
Loans and borrowings	85,854,645	41,808,408
Trade and other payables	70,607	21,064
Provisions for employee benefits	9,082,792	10,401,530
Non-current tax liabilities	12,124,520	1,866,054
Accrued liabilities and provisions	12,642,089	11,206,621
Other liabilities	1,819,460	608,686
Total non-current liabilities	121,594,113	65,912,363
Total liabilities	151,842,844	84,194,806
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	10,624,229	9,635,136
Other comprehensive income	11,357,894	7,947,062
Retained earnings	14,859,658	669,900
Equity attributable to owners of parent	68,489,547	49,899,864
Non-controlling interest	22,094,225	3,599,499
Total equity	90,583,772	53,499,363
Total liabilities and equity	$ 242,426,616	$ 137,694,169